Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Common shares, par value per share	$ 0.01	$ 0.01
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	8,071,601	8,051,942
Common shares, shares outstanding	8,071,601	8,051,942
Redeemable Convertible Series A Preferred Stock [Member]
Temporary equity, per share	$ 0.01	$ 0.01
Redeemable Convertible Series A Preferred Stock Of Eight Percentage [Member]
Temporary equity, shares authorized	9,000	9,000
8% Redeemable convertible preferred stock [Member]
Temporary equity, per share		$ 0.01
Temporary equity, shares authorized		9,000
Temporary equity, shares issued	2,000	2,000
Temporary equity, shares outstanding		2,000